CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 9,077	$ 6,102
Short-term investments	2,025	9,352
TOTAL CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	11,102	15,454
Marketable securities	5,013	5,317
Trade accounts receivable, less allowances of $501 and $493, respectively	3,685	3,966
Inventories	3,071	2,954
Prepaid expenses and other assets	2,059	2,052
Assets held for sale	0	219
TOTAL CURRENT ASSETS	24,930	29,962
EQUITY METHOD INVESTMENTS	19,412	20,863
OTHER INVESTMENTS	867	1,096
OTHER ASSETS	4,148	4,244
DEFERRED INCOME TAX ASSETS	2,674	346
PROPERTY, PLANT AND EQUIPMENT - net	9,598	9,638
TRADEMARKS WITH INDEFINITE LIVES	6,682	6,729
BOTTLERS' FRANCHISE RIGHTS WITH INDEFINITE LIVES	51	138
GOODWILL	14,109	13,649
OTHER INTANGIBLE ASSETS	745	1,231
TOTAL ASSETS	83,216	87,896
CURRENT LIABILITIES
Accounts payable and accrued expenses	9,533	9,346
Loans and notes payable	13,835	13,609
Current maturities of long-term debt	5,003	3,304
Accrued income taxes	411	449
Liabilities held for sale	0	37
TOTAL CURRENT LIABILITIES	28,782	26,745
LONG-TERM DEBT	25,376	31,202
OTHER LIABILITIES	7,646	8,031
DEFERRED INCOME TAX LIABILITIES	2,354	2,941
THE COCA-COLA COMPANY SHAREOWNERS' EQUITY
Common stock, $0.25 par value; Authorized — 11,200 shares; Issued — 7,040 and 7,040 shares, respectively	1,760	1,760
Capital surplus	16,520	15,864
Reinvested earnings	63,234	60,430
Accumulated other comprehensive income (loss)	(12,814)	(10,305)
Treasury stock, at cost — 2,772 and 2,781 shares, respectively	(51,719)	(50,677)
EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	16,981	17,072
EQUITY ATTRIBUTABLE TO NONCONTROLLING INTERESTS	2,077	1,905
TOTAL EQUITY	19,058	18,977
TOTAL LIABILITIES AND EQUITY	$ 83,216	$ 87,896